Segmented Information - Related-party and Inter-company Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Inter-segment loans	$ 73		$ 73		$ 0
Equity Method Investee | Belize Electricity
Related Party Transaction [Line Items]
Due from related party	9		9		$ 16
Waneta Expansion
Related Party Transaction [Line Items]
Intercompany revenue recognized	1	$ 4	17	$ 19
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	$ 6	$ 6	$ 12	$ 13